Document and Entity Information	Dec. 15, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2017
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Aug. 30, 2017
Alger Growth & Income Portfolio | Alger Growth & Income Portfolio Class I-2
Prospectus:
Trading Symbol	AIGOX